Benefit Plans	12 Months Ended
Dec. 29, 2012
Benefit Plans
14.	Benefit Plans

Pension and Other Postretirement Benefits

Jostens has noncontributory defined benefit pension plans that cover nearly all employees hired by Jostens and Visant prior to December 31, 2005. The benefits provided under the plans are based on years of service, age eligibility and employee compensation. The benefits for Jostens’ qualified pension plans have been funded through pension trusts, the objective being to accumulate sufficient funds to provide for future benefits. In addition to qualified pension plans, Jostens has unfunded, non-qualified pension plans covering certain employees, which provide for benefits in addition to those provided by the qualified plans.

Effective December 31, 2005, the pension plans were closed to newly hired nonunion employees. Pension benefits for salaried nonunion employees were modified to provide a percentage of career average earnings, rather than final average earnings for service after January 1, 2006 except for certain grandfathered employees who met specified age and service requirements as of December 31, 2005. Effective July 1, 2008 and January 1, 2008, the pension plans covering Jostens’ employees covered under respective collective bargaining agreements were closed.

Jostens also provides certain medical benefits for eligible retirees, including their spouses and dependents. Generally, the postretirement benefits require contributions from retirees. Effective January 1, 2006, the retiree medical plan was closed other than for certain union employees and certain employees grandfathered into the plan on the basis of their age and tenure with Jostens as of December 31, 2005. Prescription drug coverage for Medicare eligible retirees was also eliminated from the program as of January 1, 2006 in connection with coverage under Medicare Part D. Visant is obligated for certain post-retirement benefits under the employment agreement with its Chief Executive Officer.

Eligible employees from Lehigh participate in a noncontributory defined benefit pension plan, which was merged with a Jostens plan effective December 31, 2004. The plan provides benefits based on years of service and final average compensation. Effective December 31, 2006, the pension plan was closed to hourly nonunion employees hired after December 31, 2006 (currently there are no active hourly employees in such plan), and benefit accruals were frozen for all salaried and office administrative nonunion employees.

Effective December 31, 2012, the Company’s qualified and non-qualified pension plans for non-bargained, active employees and its executive supplemental retirement agreements for certain executive officers were amended to freeze the accrual of additional benefits related to future service and compensation under the plans. The affected qualified pension plans were closed to new hires as of January 1, 2006. Benefits accrued as of December 31, 2012 will not be affected. Employees will continue to accrue service during their employment solely for purposes of vesting in pension benefits accrued as of December 31, 2012 which are not yet vested based on the applicable multiple year service requirement for vesting. In addition, the freeze will not impact retirees currently receiving pension benefits or employees who have separated service with vested pension benefits.

In addition, Lehigh maintains an unfunded supplemental retirement plan (SERP) for certain key executives of Lehigh. This SERP no longer has any active participants accruing benefits under it. Lehigh and Arcade also contribute to multi-employer pension plans for certain employees covered by collective bargaining agreements. Contribution amounts are determined by the respective collective bargaining agreement subject to escalation, and the Company does not administer or control the funds in any way.

The following tables set forth the components of the changes in benefit obligations and fair value of plan assets during fiscal 2012 and 2011 as well as the funded status and amounts recognized in the balance sheets as of December 29, 2012 and December 31, 2011, for all defined benefit plans combined and retiree welfare plans. The information presented for the 2012 plan year and 2011 plan year is based on a measurement date of December 29, 2012 and December 31, 2011, respectively. Furthermore, the Jostens plans represent 86% of the aggregate benefit obligation and 91% of the aggregate plan assets as of the end of fiscal 2012, with benefits for Lehigh representing 14% of the liability and 9% of the assets for the same period.

	Pension benefits		Postretirement benefits
In thousands	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation, beginning of period	$342,266	$318,509	$1,498	$1,756
Service cost	4,581	4,932	4	6
Interest cost	17,969	17,830	62	101
Actuarial gain (loss)	58,703	17,748	270	(20)
Benefit payments and administrative expenses	(18,173)	(16,706)	(868)	(832)
Plan participants’ contributions	—	—	414	487
Other adjustments: curtailment	(4,205)	(47)	—	—

Benefit obligation, end of period	$401,141	$342,266	$1,380	$1,498

Change in plan assets
Fair value of plan assets, beginning of period	$248,950	$269,809	$—	$—
Actual return on plan assets	36,862	(6,609)	—	—
Company contributions	2,542	2,456	454	345
Benefit payments and administrative expenses	(18,173)	(16,706)	(868)	(832)
Plan participants’ contributions	—	—	414	487

Fair value of plan assets, end of period	$270,181	$248,950	$—	$—

Funded status—End of Period
Funded status, over-funded plans	$—	$4,906	$—	$—
Funded status, under-funded plans	(130,960)	(98,222)	(1,380)	(1,498)

Net funded status	$(130,960)	$(93,316)	$(1,380)	$(1,498)

Amounts recognized in the balance sheets
Non-current assets	$—	$4,906	$—	$—
Current liabilities	(2,547)	(2,337)	(170)	(211)
Non-current liabilities	(128,413)	(95,885)	(1,210)	(1,287)

Net pension amounts recognized on Consolidated balance sheets	$(130,960)	$(93,316)	$(1,380)	$(1,498)

Amounts in Accumulated Other Comprehensive Loss (Income)
Net loss	$143,241	$107,681	$643	$398
Prior service credits	—	(2,183)	(1,366)	(1,643)

Other comprehensive loss (income)—total	$143,241	$105,498	$(723)	$(1,245)

Amortization expense expected to be recognized during next fiscal year
Net loss	$4,428	$6,113	$51	$26
Prior service credits	—	(844)	(277)	(277)

Total amortizations	$4,428	$5,269	$(226)	$(251)

During 2012, the discount rate assumption changed from 5.39% to 4.19% for the pension plans and from 4.47% to 3.21% for the postretirement plans, which resulted in an increase in liability. Asset returns in 2012 were above the assumed return which partially offset the liability loss created by the discount rate decrease, and salary increases were lower than expected. The plans’ experience resulted in a net loss for 2012.

The accumulated benefit obligation (“ABO”) for all defined benefit pension plans was $401.1 million and $337.1 million at the end of 2012 and 2011, respectively. The ABO is now equivalent to the projected benefit obligation due to the pension accruals for all salaried and non-union hourly employees for being frozen as of December 31, 2012.

Non-qualified retirement benefits, included in the tables above, with obligations in excess of plan assets were as follows:

In thousands	2012	2011
Projected benefit obligation	$34,014	$30,843
Accumulated benefit obligation	$34,014	$29,903
Fair value of plan assets	$—	$—

In total, the qualified pension plans have a projected benefit obligation in excess of the fair value of plan assets as of year-end 2012.

Net periodic benefit expense (income) of the pension and other postretirement benefit plans included the following components:

	Pension benefits
In thousands	2012	2011
Service cost	$4,581	$4,932
Interest cost	17,969	17,830
Expected return on plan assets	(24,036)	(24,692)
Amortization of prior year service cost	(844)	(834)
Amortization of net actuarial loss	6,113	2,334
Other adjustment: curtailment	(1,339)	34

Net periodic benefit expense (income)	$2,444	$(396)

	Postretirement benefits
In thousands	2012	2011
Service cost	$4	$6
Interest cost	61	101
Amortization of prior year service cost	(277)	(277)
Amortization of net actuarial loss	26	29

Net periodic benefit income	$(186)	$(141)

Assumptions

Weighted-average assumptions used to determine end-of-year benefit obligations are as follows:

	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Discount rate:
Jostens	4.19%	5.39%	3.21%	4.47%
Lehigh	4.19%	5.39%	N/A	N/A
Rate of compensation increase:
Jostens	3.40%	3.45%	N/A	N/A
Lehigh	N/A	N/A	N/A	N/A

Weighted-average assumptions used to determine net periodic benefit cost for the year are as follows:

	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Discount rate:
Jostens	5.39%	5.75%	4.47%	5.75%
Lehigh	5.39%	5.75%	N/A	N/A
Expected long-term rate of return on plan assets:
Jostens	9.00%	9.00%	N/A	N/A
Lehigh	9.00%	9.00%	N/A	N/A
Rate of compensation increase:
Jostens	3.45%	5.50%	N/A	N/A
Lehigh	N/A	N/A	N/A	N/A

The Company employs a building block approach in determining the long-term rate of return for plan assets. Historical markets are studied, and long-term historical relationships between equities and fixed income are preserved congruent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established with a proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to check for reasonability and appropriateness.

Assumed health care cost trend rates are as follows:

	Postretirement benefits
	2012	2011
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2016	2015

Assumed health care cost trend rates have some effect on the amounts reported for health care plans. For 2012, a one percentage point change in the assumed health care cost trend rates would have had the following effects:

In thousands	Impact of 1% Increase	Impact of 1% Decrease
Effect on total of service and interest cost components	$4	$(3)
Effect on postretirement benefit obligation	$83	$(74)

Plan Assets

The weighted-average asset allocations for the pension plans as of the measurement dates of December 29, 2012 and December 31, 2011, by asset category, are as follows:

Asset Category	2012	2011
Equity securities	68.2%	69.6%
Debt securities	20.3%	20.4%
Other	11.5%	10.0%

Total	100%	100%

Since 2007, the Company’s pension plans have been managed by SEI, a portfolio manager. A total return investment approach is employed under which a mix of equities, fixed income and other investments are used to maximize the long-term return of plan assets for a prudent level of risk. The investment portfolio contains a diversified blend of investments within each category. Furthermore, equity investments are diversified across U.S. and non-U.S. securities.

The fair values of the defined benefit assets at December 29, 2012, by asset class are as follows:

In thousands	Fair Value December 29, 2012	Fair Value Measurements Using
		Quoted Prices in Active Market for Identical Assets Level 1 (7)	Significant Other Observable Input Level 2 (7)	Significant Unobservable Inputs Level 3 (7)
Equity Securities
Large Cap Disciplined (1)	$95,970	$95,970	$—	$—
Small/ Mid Cap (2)	26,197	26,197	—	—
Intl/ World Equity (3)	62,098	62,098	—	—
Debt Securities
High Yield Bond Fund (4)	41,484	41,484	—	—
Emerging Markets Debt (5)	13,350	13,350	—	—
Cash	2	2	—	—
Alternatives
Structured Credit (6)	31,080	—	—	31,080

Total	$270,181	$239,101	$—	$31,080

The fair values of the defined benefit assets at December 31, 2011, by asset class are as follows:

In thousands	Fair Value December 31, 2011	Fair Value Measurements Using
		Quoted Prices in Active Market for Identical Assets Level 1 (7)	Significant Other Observable Input Level 2 (7)	Significant Unobservable Inputs Level 3 (7)
Equity Securities
Large Cap Disciplined (1)	$90,237	$90,237	$—	$—
Small/ Mid Cap (2)	24,850	24,850	—	—
Intl/ World Equity (3)	58,280	58,280	—	—
Debt Securities
High Yield Bond Fund (4)	38,212	38,212	—	—
Emerging Markets Debt (5)	12,517	12,517	—	—
Alternatives
Structured Credit (6)	24,854	—	—	24,854

Total	$248,950	$224,096	$—	$24,854

(1)	The fund invests in equity securities of large companies and in portfolio strategies designed to correlate to a portfolio composed of large-cap equity securities. The value is based on quoted prices in active markets.
(2)	The fund invests in equity securities of small-to-mid cap companies. The value is based on quoted prices in active markets.
(3)	The fund invests primarily in common stock and other equity securities located outside the United States. The value is based on quoted prices in active markets.
(4)	The fund invests at least 80% of its net assets in high-yield fixed-income securities. The fund will invest primarily in fixed-income securities below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero-coupon obligation. The value is based on quoted prices in active markets.
(5)	The fund invests at least 80% of its net assets in fixed-income securities and emerging market issuers. The fund will invest primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging-market countries, as well as entities organized to restructure the outstanding debt of such issuers. The value is based on quoted prices in active markets.
(6)	The fund is an alternative investment and invests primarily in collateralized debt obligations (“CDOs”) and other structured credit vehicles.
(7)	Refer to Note 7, Fair Value Measurements, for definitions of the three levels of fair value measurements.

The following number represents a rollforward of the structured credit fund:

In thousands	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Structured Credit Fund
Beginning balance as of January 1, 2011	$—
Actual return on plan assets	154
Purchase, sales and settlements	24,700
Transfers in/out of Level 3	—

Ending balance as of December 31, 2011	$24,854

Actual return on plan assets	6,226
Purchase, sales and settlements	—
Transfers in/out of Level 3	—

Ending balance as of December 29, 2012	$31,080

Contributions

The Pension Protection Act changed the minimum funding requirements for defined benefit pension plans beginning in 2008. Under the new funding requirements, there were no contributions required to be made under the plans for 2012 and 2011. Due to the funded status and credit balances of the qualified plans, there are no projected contributions for 2013. The Company anticipates beginning to need to make pension cash contributions after 2013. The funded status of the Company’s plans is dependent upon many factors, including returns on invested assets, the level of certain market interest rates used in determining the value of the Company’s obligations and changes to regulatory requirements, each of which can affect assumptions and have an impact on the Company’s cash funding requirements under its plans. Visant’s pension income associated with the pension plans is expected to increase as the cash contributions associated with pension plans will increase in future periods. The total contributions expected to be paid in 2013 include $2.6 million to the nonqualified pension plans and $0.2 million to the postretirement benefit plans. The actual amount of contributions is dependent upon the actual return on plan assets and actual disbursements from the postretirement benefit and nonqualified pension plans.

Benefit Payments

Estimated benefit payments under the pension and postretirement benefit plans are as follows:

In thousands	Pension benefits	Postretirement benefits
2013	$18,912	$173
2014	19,611	180
2015	20,261	168
2016	21,221	169
2017	21,480	152
2018 through 2022	117,012	464

Total estimated payments	$218,497	$1,306

401(k) Plans

The Company has 401(k) savings plans, which cover substantially all salaried and hourly employees who have met the plans’ eligibility requirements. Under certain of the plans, the Company provides a matching contribution on amounts contributed by employees, limited to a specific amount of compensation that varies among the plans. In some instances, the Company has provided discretionary profit sharing contributions in the past and may do so in the future. The aggregate matching and other contributions were $5.5 million for 2012, $5.7 million for 2011 and $6.0 million for 2010.

On October 1, 2007, the Visant 401(k) Retirement Savings Plan was amended to allow for the participation of individuals employed by Memory Book Acquisition LLC. On January 3, 2009, the Company merged the Visual Systems, Inc. Profit Sharing & 401(k) Plan into the Visant 401(k) Retirement Savings Plan. In addition, on January 3, 2009, the Company merged the Neff Company 401(k) Plan & Trust into the Lehigh Press Investment Opportunity Plan and renamed the plan the Lehigh & Neff 401(k) Retirement Savings Plan.

On April 14, 2008, following the acquisition of Phoenix Color, the Phoenix Color Corp. Employees’ Stock Bonus and Ownership Plan, established as a profit sharing plan for employees of Phoenix Color and its subsidiaries, was merged into the Phoenix Color Corp. Employees’ Savings and Investment Plan, which is a 401(k) savings plan maintained for the employees of Phoenix Color and its subsidiaries.

On January 1, 2011, Rock Creek Athletics, Inc. employees became eligible for the Lehigh & Neff 401(k) Retirement Savings Plan.

On January 1, 2012, Color Optics employees became eligible for the Lehigh & Neff 401(k) Retirement Savings Plan, and the plan was renamed the LN Co 401(k) Retirement Savings Plan.

On January 1, 2013, in connection with freezing the pension plans, Jostens, Memory Book and Visant active participants began participating in a separate plan at Fidelity, called the Jostens 401(k) Retirement Plan, and the matching contribution was enhanced for those employees no longer eligible for further pension accrual.